Stockholders' Equity (Total Shares And Related Cost Of Common Stock Repurchased) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Stockholders' Equity Note [Abstract]
Treasury stock repurchases, Shares (shares)	8.2	8.6	2.0
Treasury stock repurchases, Cost	$ 375.1	$ 385.5	$ 85.1